Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets [Abstract]
Prepayments and other current assets

6. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	498,298	1,095,918	169,181
Interest income receivable	6,510	26,376	4,072
Prepayment for advertising expenses	53,664	92,339	14,255
Yield enhancement products from Exchange and trust companies	—	407,487	62,905
Others	16,825	77,348	11,940
Total	575,297	1,699,468	262,353